BALANCE SHEETS (Parenthetical) - $ / shares	Feb. 09, 2021	Jun. 30, 2021	Feb. 24, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, par value, (per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized		50,000,000		50,000,000	50,000,000
Common shares, shares issued		3,724,393		2,875,000	2,875,000
Common shares, shares outstanding	4,312,500	3,724,393	2,875,000	2,875,000	2,875,000
Dividends Per Share	$ 0.50
Over-allotment option
Shares subject to forfeiture				375,000